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VIA EDGAR



May 1, 2002

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Variable Annuity Account One
        (Relating to the ICAP II Variable Annuity)
        Anchor National Life Insurance Company
        File Nos.  33-32569 and 811-4296

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2002 for Variable Annuity Account One (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 19, 2002 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Product Paralegal